Kaye Scholer	Adam H. Golden
llp	212 836-8673
Fax 212 836-8689
agolden@kayescholer.com

425 Park Avenue
New York, New York 10022-3598
212 836-8000
Fax 212 836-8689
www.kayescholer.com
April 5, 2007

BY EDGAR AND BY HAND
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:	Mr. Jeffrey Riedler
Assistant Director

Re:	Columbia Laboratories, Inc.
Amendment No. 2 to
Registration Statement on Form S-3
Filed January 19, 2007 (File No. 333-140107) and
Amendment No. 1 filed March 15, 2007
Dear Mr. Riedler:
               Our client, Columbia Laboratories, Inc. (“Columbia” or the “Company”), has filed today with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 2 to Columbia’s Registration Statement on Form S-3 (the “Registration Statement”).
               The text of the Staff’s comments is set forth in italics below, followed by the response of Columbia. The numbered comments below correspond to the comment numbers set forth in the Letter of the Commission’s Staff dated March 27, 2007. All references to page numbers in the text of this letter refer to pages in Amendment No. 2 to the Registration Statement. The information in these responses was provided to us by Columbia.
Enclosed with this letter are four copies of Amendment No. 2.

1.	We note that many of the revisions in response to our comments are included in part II of the registration statement. Please include these revisions in the prospectus itself.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part I, “Additional Information” (beginning on Page 17).

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Kaye Scholer

Mr. Jeffrey Riedler	2	April 5, 2007
2.	We note your response to comment 2 and reissue the comment in part. We note the dollar value of the securities underlying the subordinated note is reflected as of December 22, 2007. Please revise to reflect the value as of the date of sale and indicate the market price per share on the date of sale.
RESPONSE:
Disclosure has been added to the cover page of the prospectus specifying that December 22, 2006 was the date of the sale and the market price per share on such date was $5.40.
3.	We note your response to comment 9. Please include the previously requested information, currently disclosed in your response letter, in the prospectus itself. We do not object if you also want to include the yield to maturity information table.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part I, “Additional Information” (Page 26).
4.	We note your responses to comments 12 and 14 and believe such disclosure should be presented in the prospectus. Please revise.
RESPONSE:
The registration statement has been revised to include the requested disclosure. Please see Part I, “Additional Information” (Page 17).
5.	We note your response to comment 15. The information pertaining to voting/dispositive power should be presented in the “Selling Stockholders” section.
RESPONSE:
The registration statement has been revised to include this requested disclosure. Please see Part I, “Selling Stockholders” (Page 14).
* * *
Please contact me directly, at (212) 836-8673, or Lynn Fisher at (212) 836-8685 if you have any further questions with respect to this filing. Thank you for your continuing assistance.
Sincerely,

Adam H. Golden

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